UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American High-Income Trust®
Investment portfolio
December 31, 2015
unaudited
Bonds, notes & other debt instruments 87.48% Corporate bonds & notes 85.99% Telecommunication services 13.89%	Principal amount (000)	Value (000)
Altice Financing SA 6.625% 2023[1]	$25,160	$24,908
Altice Finco SA 9.875% 2020[1]	4,350	4,644
Altice Finco SA 6.50% 2022[1]	9,325	9,255
Altice Finco SA 7.625% 2025[1]	1,400	1,298
Altice Finco SA, First Lien, 7.75% 2022[1]	18,950	17,150
CenturyLink, Inc. 6.45% 2021	1,800	1,764
CenturyLink, Inc. 6.75% 2023	6,625	6,236
CenturyLink, Inc., Series T, 5.80% 2022	3,049	2,806
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	3,125	3,461
Columbus International Inc. 7.375% 2021[1]	11,925	11,850
Digicel Group Ltd. 7.00% 2020[1]	3,800	3,505
Digicel Group Ltd. 8.25% 2020[1]	97,200	80,676
Digicel Group Ltd. 6.00% 2021[1]	99,567	84,383
Digicel Group Ltd. 7.125% 2022[1]	63,475	47,924
Frontier Communications Corp. 8.125% 2018	20,426	21,166
Frontier Communications Corp. 8.50% 2020	10,000	10,050
Frontier Communications Corp. 8.875% 2020[1]	20,975	21,290
Frontier Communications Corp. 6.25% 2021	1,000	853
Frontier Communications Corp. 9.25% 2021	33,050	32,596
Frontier Communications Corp. 8.75% 2022	1,150	1,070
Frontier Communications Corp. 10.50% 2022[1]	97,585	97,219
Frontier Communications Corp. 7.625% 2024	4,923	4,160
Frontier Communications Corp. 11.00% 2025[1]	126,560	125,611
Intelsat Jackson Holding Co. 7.25% 2019	25,725	23,731
Intelsat Jackson Holding Co. 7.25% 2020	44,475	38,916
Intelsat Jackson Holding Co. 6.625% 2022	84,900	54,548
Intelsat Luxembourg Holding Co. 6.75% 2018	29,125	21,844
Intelsat Luxembourg Holding Co. 7.75% 2021	2,300	1,081
Level 3 Communications, Inc. 5.125% 2023[1]	10,675	10,635
LightSquared, Term Loan, 9.75% 2020[2,3,4]	226,517	210,661
MetroPCS Wireless, Inc. 6.25% 2021	64,260	66,509
MetroPCS Wireless, Inc. 6.625% 2023	70,985	72,582
Millicom International Cellular SA 6.625% 2021[1]	21,960	20,395
Neptune Finco Corp. (Altice NV) 10.125% 2023[1]	2,200	2,299
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	3,025	3,154
Numericable Group SA 4.875% 2019[1]	104,800	104,145
Numericable Group SA 6.00% 2022[1]	7,965	7,746
Sable International Finance Ltd. 6.875% 2022[1]	32,220	31,253
SBA Communications Corp. 5.625% 2019	1,675	1,752
SoftBank Corp. 4.50% 2020[1]	92,260	92,029
Sprint Capital Corp. 6.90% 2019	26,625	21,832
Sprint Nextel Corp. 8.375% 2017	4,425	4,381
Sprint Nextel Corp. 9.00% 2018[1]	19,050	20,098
Sprint Nextel Corp. 7.00% 2020	156,060	120,946
Sprint Nextel Corp. 7.25% 2021	109,595	81,922
Sprint Nextel Corp. 11.50% 2021	62,510	57,822
American High-Income Trust — Page 1 of 21

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Nextel Corp. 7.875% 2023	$49,100	$36,997
Sprint Nextel Corp. 7.625% 2025	16,275	11,962
Sprint Nextel Corp. 6.875% 2028	6,175	4,338
T-Mobile US, Inc. 6.542% 2020	16,000	16,720
T-Mobile US, Inc. 6.731% 2022	40,390	42,208
T-Mobile US, Inc. 6.375% 2025	13,425	13,626
T-Mobile US, Inc. 6.50% 2026	24,425	24,718
Trilogy International Partners, LLC 10.25% 2016[1]	103,440	101,242
Wind Acquisition SA 4.75% 2020[1]	90,650	89,970
Wind Acquisition SA 7.375% 2021[1]	168,025	159,204
Zayo Group Holdings, Inc. 6.375% 2025	4,850	4,523
		2,189,664
Consumer discretionary 13.30%
Asbury Automotive Group, Inc. 6.00% 2024	5,825	6,043
Asbury Automotive Group, Inc. 6.00% 2024[1]	3,500	3,631
Boyd Gaming Corp. 9.00% 2020	47,000	50,055
Boyd Gaming Corp. 6.875% 2023	8,825	9,112
Burger King Corp. 6.00% 2022[1]	56,225	58,052
Cablevision Systems Corp. 7.75% 2018	20,050	20,902
Cablevision Systems Corp. 6.75% 2021	8,175	8,052
CBS Outdoor Americas Inc. 5.25% 2022	18,450	18,934
CBS Outdoor Americas Inc. 5.625% 2024	15,595	16,082
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	8,800	9,169
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	4,500	4,753
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[1]	7,000	7,004
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	9,600	9,576
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	86,325	86,757
CEC Entertainment, Inc. 8.00% 2022	39,050	37,097
Cedar Fair, LP 5.25% 2021	4,975	5,149
Cedar Fair, LP 5.375% 2024	8,440	8,567
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[2,3,4]	18,729	18,214
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	146,885	144,131
Churchill Downs Inc. 5.375% 2021[1]	9,100	9,168
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	64,352	59,686
Cumulus Media Holdings Inc. 7.75% 2019	64,519	22,098
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,4]	24,265	18,482
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,3,4]	50,955	47,293
DISH DBS Corp. 4.625% 2017	2,500	2,556
DISH DBS Corp. 4.25% 2018	50,900	51,154
DISH DBS Corp. 7.875% 2019	3,550	3,870
Family Tree Escrow LLC 5.25% 2020[1]	15,650	16,237
Family Tree Escrow LLC 5.75% 2023[1]	20,250	21,212
Gannett Co., Inc. 5.125% 2019	14,455	14,997
Gannett Co., Inc. 4.875% 2021[1]	13,620	13,688
Gannett Co., Inc. 5.50% 2024[1]	3,000	3,008
General Motors Co. 4.00% 2025	3,740	3,557
Goodyear Tire & Rubber Co. 5.125% 2023	11,350	11,690
Group 1 Automotive, Inc. 5.25% 2023[1]	11,850	11,791
Grupo Televisa, SAB 7.25% 2043	MXN68,660	3,340
Guitar Center, Inc. 9.625% 2020[1]	$10,600	7,473
Hilton Worldwide Finance LLC 5.625% 2021	15,965	16,624
Hilton Worldwide, Term Loan B, 3.50% 2020[2,3,4]	9,451	9,442
iHeartCommunications, Inc. 9.00% 2019	1,900	1,413
American High-Income Trust — Page 2 of 21

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
iHeartCommunications, Inc. 11.25% 2021	$3,225	$2,270
iHeartCommunications, Inc. 10.625% 2023	45,855	31,984
International Game Technology 6.25% 2022[1]	9,500	8,930
J.C. Penney Co., Inc. 7.95% 2017	3,300	3,292
J.C. Penney Co., Inc. 5.75% 2018	16,110	14,861
J.C. Penney Co., Inc. 8.125% 2019	24,000	21,840
J.C. Penney Co., Inc. 5.65% 2020	3,000	2,415
Jarden Corp. 5.00% 2023[1]	4,560	4,685
Laureate Education, Inc. 10.00% 2019[1]	2,575	1,606
Lear Corp., 4.75% 2023	8,250	8,333
Lear Corp., 5.25% 2025	9,650	9,867
Limited Brands, Inc. 6.625% 2021	14,226	15,826
Limited Brands, Inc. 6.875% 2035[1]	13,325	13,741
McClatchy Co. 9.00% 2022	26,750	23,908
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	10,500	10,146
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	20,675	20,313
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	14,300	14,497
Melco Crown Entertainment Ltd. 5.00% 2021[1]	3,000	2,745
MGM Resorts International 7.50% 2016	9,000	9,188
MGM Resorts International 8.625% 2019	6,275	6,983
MGM Resorts International 6.75% 2020	2,900	2,994
MGM Resorts International 7.75% 2022	8,950	9,543
MGM Resorts International 6.00% 2023	52,100	51,839
Michaels Stores, Inc. 5.875% 2020[1]	31,135	32,225
Modular Space Corp., Second Lien, 10.25% 2019[1]	8,325	3,372
Mohegan Tribal Gaming Authority 11.00% 2018[1,5]	18,663	18,616
Mohegan Tribal Gaming Authority 9.75% 2021[1]	10,000	10,025
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	23,885	25,378
NCL Corp. Ltd. 5.25% 2019[1]	23,912	24,390
Needle Merger Sub Corp. 8.125% 2019[1]	74,305	59,816
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	88,810	66,163
Neiman Marcus Group LTD Inc. 8.75% 2021[1,5]	50,675	31,672
Neiman Marcus, Term Loan B, 4.25% 2020[2,3,4]	50,934	45,220
Netflix, Inc. 5.75% 2024	4,400	4,543
Party City Holdings Inc. 6.125% 2023[1]	9,200	8,970
PETCO Animal Supplies, Inc. 9.25% 2018[1]	29,620	30,435
PETsMART, Inc. 7.125% 2023[1]	45,000	44,730
Pinnacle Entertainment, Inc. 6.375% 2021	6,600	6,971
Playa Resorts Holding BV 8.00% 2020[1]	96,177	98,101
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,4]	5,696	5,540
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,540
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	21,350	21,670
Schaeffler Finance BV 4.25% 2021[1]	7,440	7,421
Schaeffler Holding Finance BV 7.625% 2018[1,5]	2,000	2,065
Schaeffler Holding Finance BV 6.25% 2019[1,5]	4,000	4,195
Seminole Tribe of Florida 7.804% 2020[1,3]	5,270	5,454
Sirius Minerals PLC 5.75% 2021[1]	2,500	2,591
Sirius Minerals PLC 4.625% 2023[1]	7,575	7,452
Sotheby’s Holdings, Inc. 5.25% 2022[1]	12,475	11,415
Standard Pacific Corp. 8.375% 2021	9,640	11,231
Standard Pacific Corp. 5.875% 2024	9,450	9,922
Station Casinos LLC 7.50% 2021	8,075	8,277
Tempur Sealy International, Inc. 5.625% 2023[1]	3,480	3,532
TI Automotive Ltd. 8.75% 2023[1]	34,235	31,753
American High-Income Trust — Page 3 of 21

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Tribune Media Co. 5.875% 2022[1]	$7,920	$7,940
Univision Communications Inc. 8.50% 2021[1]	15,883	16,300
Univision Communications Inc. 6.75% 2022[1]	3,648	3,794
Univision Communications Inc. 5.125% 2023[1]	14,590	14,116
Univision Communications Inc. 5.125% 2025[1]	9,900	9,430
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	1,503	1,474
VTR Finance BV 6.875% 2024[1]	13,200	12,177
Warner Music Group 13.75% 2019	17,725	18,545
Warner Music Group 6.00% 2021[1]	10,000	10,100
Warner Music Group 5.625% 2022[1]	24,550	23,752
Warner Music Group 6.75% 2022[1]	50,325	43,783
Weather Company, Term Loan, 7.00% 2020[2,3,4]	10,000	9,984
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	15,150	14,415
Wynn Macau, Ltd. 5.25% 2021[1]	54,400	48,144
ZF Friedrichshafen AG 4.00% 2020[1]	3,385	3,426
ZF Friedrichshafen AG 4.50% 2022[1]	23,175	22,740
ZF Friedrichshafen AG 4.75% 2025[1]	24,415	23,347
		2,096,017
Health care 13.01%
21st Century Oncology Holdings Inc. 11.00% 2023[1]	29,470	22,839
Alere Inc. 6.375% 2023[1]	4,340	4,069
AMAG Pharmaceuticals, Inc. 7.875% 2023[1]	2,125	1,881
Centene Corp. 5.75% 2017	9,345	9,660
Centene Corp. 4.75% 2022	31,480	30,614
Community Health Systems Inc. 5.125% 2021	3,650	3,650
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[2,3,4]	5,735	5,477
Concordia Healthcare Corp. 9.50% 2022[1]	61,090	60,479
Concordia Healthcare Corp. 7.00% 2023[1]	26,340	22,982
ConvaTec Finance International SA 8.25% 2019[1,5]	39,850	37,210
DaVita HealthCare Partners Inc. 5.00% 2025	21,775	21,067
DJO Finance LLC 10.75% 2020[1]	35,043	31,889
DJO Finco Inc. 8.125% 2021[1]	83,920	74,689
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[1]	21,115	21,115
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	45,895	44,748
Fresenius Medical Care AG & Co. KGAA 5.875% 2022[1]	2,500	2,687
HCA Inc. 3.75% 2019	28,008	28,288
HCA Inc. 6.50% 2020	27,330	29,844
HCA Inc. 4.75% 2023	4,435	4,402
HCA Inc. 5.00% 2024	19,010	19,010
HCA Inc. 5.375% 2025	1,750	1,730
HCA Inc. 5.875% 2026	12,000	12,075
HealthSouth Corp. 5.75% 2024[1]	8,675	8,317
HealthSouth Corp. 5.75% 2025[1]	30,180	28,218
Hologic, Inc. 5.25% 2022[1]	9,160	9,378
inVentiv Health Inc., Term Loan B4, 7.75% 2018[2,3,4]	32,830	32,392
inVentiv Health Inc. 9.00% 2018[1]	155,515	159,792
inVentiv Health Inc. 10.00% 2018	52,558	50,193
inVentiv Health Inc. 10.00% 2018	26,933	26,798
inVentiv Health Inc. 12.00% 2018[1,5]	116,863	106,080
Kindred Healthcare, Inc. 8.00% 2020	37,550	35,297
Kindred Healthcare, Inc. 8.75% 2023	15,755	14,554
Kinetic Concepts, Inc. 10.50% 2018	198,950	194,474
Kinetic Concepts, Inc. 12.50% 2019	135,892	124,001
American High-Income Trust — Page 4 of 21

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Mallinckrodt PLC 4.875% 2020[1]	$29,010	$28,067
Mallinckrodt PLC 5.75% 2022[1]	3,978	3,839
Mallinckrodt PLC 5.625% 2023[1]	26,365	25,179
MEDNAX, Inc. 5.25% 2023[1]	15,455	15,571
Molina Healthcare, Inc. 5.375% 2022[1]	24,180	24,240
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	61,675	42,402
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	39,714	33,906
Patheon Inc. 7.50% 2022[1]	9,510	9,308
PRA Holdings, Inc. 9.50% 2023[1]	23,117	25,255
Quintiles Transnational Corp. 4.875% 2023[1]	19,350	19,543
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,6,7]	25,317	24,890
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,6,7]	20,825	20,721
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,6,7]	56,302	50,351
Teamhealth Inc. 7.25% 2023[1]	4,875	5,058
Tenet Healthcare Corp. 4.375% 2021	8,800	8,536
Tenet Healthcare Corp. 8.125% 2022	8,000	8,020
Tenet Healthcare Corp. 6.75% 2023	55,005	51,120
Tenet Healthcare Corp., First Lien, 6.25% 2018	3,000	3,172
Tenet Healthcare Corp., First Lien, 4.75% 2020	17,095	17,266
Tenet Healthcare Corp., First Lien, 6.00% 2020	49,090	51,913
Tenet Healthcare Corp., First Lien, 4.50% 2021	35,040	34,339
Valeant Pharmaceuticals International Inc. 7.00% 2020[1]	2,155	2,160
Valeant Pharmaceuticals International, Inc., Term Loan BF-1, 4.00% 2022[2,3,4]	3,242	3,132
VPI Escrow Corp. 6.75% 2018[1]	35,665	35,522
VPI Escrow Corp. 6.375% 2020[1]	90,081	87,379
VPI Escrow Corp. 7.50% 2021[1]	6,635	6,652
VRX Escrow Corp. 5.375% 2020[1]	31,625	29,886
VRX Escrow Corp. 5.875% 2023[1]	12,815	11,501
VRX Escrow Corp. 6.125% 2025[1]	102,695	91,912
		2,050,739
Industrials 12.91%
AAF Holdings LLC 12.75% 2019[1,5]	6,871	6,528
ABC Supply Co., Inc. 5.625% 2021[1]	1,500	1,526
ADS Waste Escrow 8.25% 2020	6,050	6,126
ADT Corp. 4.125% 2019	33,225	34,346
ADT Corp. 3.50% 2022	15,750	14,175
AerCap Holdings NV 2.75% 2017	5,003	4,984
Air Canada 8.75% 2020[1]	7,500	8,053
Air Canada 7.75% 2021[1]	19,600	20,433
American Builders & Contractors Supply Co. Inc. 5.75% 2023[1]	17,025	17,195
ARAMARK Corp. 5.75% 2020	5,000	5,181
ARAMARK Corp. 5.125% 2024[1]	15,575	15,906
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	181,367	126,050
Avianca Holdings SA, 8.375% 2020[1]	5,825	3,801
BlueLine Rental Finance Corp., 7.00% 2019[1]	1,400	1,267
Bombardier Inc. 4.75% 2019[1]	5,680	4,700
Bombardier Inc. 7.75% 2020[1]	5,050	4,103
Brunswick Rail Finance Ltd. 6.50% 2017	29,251	13,748
Brunswick Rail Finance Ltd. 6.50% 2017[1]	9,651	4,536
Builders Firstsource 7.625% 2021[1]	75,389	79,724
Builders Firstsource 10.75% 2023[1]	12,200	12,170
CEVA Group PLC 7.00% 2021[1]	1,400	1,169
CEVA Group PLC 9.00% 2021[1]	19,100	14,922
American High-Income Trust — Page 5 of 21

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
CEVA Group PLC, LOC, 6.50% 2021[2,3,4]	$15,843	$13,255
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,4]	22,641	18,943
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	16,415	13,734
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	2,830	2,368
CNH Capital LLC 4.375% 2020	4,500	4,253
Constellis Holdings 9.75% 2020[1]	3,000	2,475
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	2,813	2,886
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	367	376
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	1,547	1,580
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	170	180
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	2,302	2,450
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	2,940	3,047
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[3]	2,922	3,022
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	1,774	1,934
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	176	196
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	509	530
Corporate Risk Holdings LLC 9.50% 2019[1]	137,693	123,235
Corporate Risk Holdings LLC 13.50% 2020[1,5,6]	13,178	12,942
DAE Aviation Holdings, Inc. 10.00% 2023[1]	111,800	111,520
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	7,554	8,602
Eletson Holdings Inc. 9.625% 2022[1]	19,450	17,408
Euramax International, Inc. 12.00% 2020[1]	57,050	51,916
Gardner Denver, Inc. 6.875% 2021[1]	20,650	15,901
Gardner Denver, Inc., Term Loan B, 4.25% 2020[2,3,4]	20,171	18,230
Gates Global LLC 6.00% 2022[1]	34,425	24,958
Gates Global LLC, Term Loan B, 4.25% 2021[2,3,4]	4	3
General Electric Co. 4.10% (undated)	7,580	7,570
Hardwoods Acquisition Inc 7.50% 2021[1]	34,850	28,926
Hawker Beechcraft Acquisition Co., LLC, LOC - Credit Suisse, 0.102% 2016[2,3,4,6,8]	691	54
HD Supply, Inc. 7.50% 2020	40,309	42,123
HD Supply, Inc. 11.50% 2020	35,561	39,562
HD Supply, Inc. 5.25% 2021[1]	38,650	39,568
HDTFS Inc. 5.875% 2020	17,625	18,264
HDTFS Inc. 6.25% 2022	18,525	19,266
Huntington Ingalls Industries Inc. 5.00% 2025[1]	3,200	3,256
KLX Inc. 5.875% 2022[1]	83,590	79,828
LMI Aerospace Inc. 7.375% 2019	49,700	49,452
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	76,470	67,007
Navios Maritime Holdings Inc. 7.375% 2022[1]	34,900	17,581
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	39,412	17,144
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	16,370	16,677
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	14,850	15,277
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	20,378	20,200
Nortek Inc. 8.50% 2021	96,147	100,243
Ply Gem Industries, Inc. 6.50% 2022	84,045	77,216
Ply Gem Industries, Inc. 6.50% 2022	27,195	24,611
PrimeSource Building Products Inc 9.00% 2023[1]	19,030	18,174
R.R. Donnelley & Sons Co. 7.25% 2018	28,850	30,365
R.R. Donnelley & Sons Co. 8.25% 2019	1,000	1,085
R.R. Donnelley & Sons Co. 7.625% 2020	8,989	9,291
R.R. Donnelley & Sons Co. 7.875% 2021	37,200	38,604
R.R. Donnelley & Sons Co. 7.00% 2022	15,250	14,488
R.R. Donnelley & Sons Co. 6.50% 2023	28,650	26,609
American High-Income Trust — Page 6 of 21

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Red de Carreteras de Occidente 9.00% 2028[3]	MXN151,560	$8,545
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	$96,053	69,638
Standard Aero Holdings, Inc., Term Loan B, 5.25% 2022[2,3,4]	2,875	2,868
TRAC Intermodal 11.00% 2019	39,338	42,780
TransDigm Inc. 5.50% 2020	45,510	44,258
TransDigm Inc. 7.50% 2021	3,400	3,536
TransDigm Inc. 6.00% 2022	9,000	8,843
TransDigm Inc. 6.50% 2024	5,200	5,197
TransDigm Inc. 6.50% 2025[1]	11,400	11,087
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,6,8]	1,135	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	3,343	3,523
United Rentals, Inc. 7.375% 2020	11,625	12,293
United Rentals, Inc. 7.625% 2022	29,825	32,023
Univar Inc. 6.75% 2023[1]	8,400	7,686
Vander Intermediate Holdings, 10.50% 2019[1,5]	1,525	999
Virgin Australia Holdings Ltd. 8.50% 2019[1]	62,925	63,208
Watco Companies 6.375% 2023[1]	19,240	19,048
XPO Logistics, Inc. 7.875% 2019[1]	4,650	4,745
XPO Logistics, Inc. 6.50% 2022[1]	10,400	9,659
XPO Logistics, Inc., Term Loan B, 5.50% 2021[2,3,4]	6,025	6,009
		2,034,973
Energy 10.51%
Alpha Natural Resources, Inc. 7.50% 2020[1,8]	70,800	1,593
Alpha Natural Resources, Inc. 7.50% 2020[1,8]	53,863	1,212
American Energy - Woodford LLC 12.00% 2020[1,5]	67,779	10,485
American Energy (Marcellus), Term Loan B, 5.25% 2020[2,3,4]	60,250	16,343
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,3,4]	92,023	1,380
American Energy (Permian Basin) 7.125% 2020[1]	81,285	30,990
American Energy (Permian Basin) 7.375% 2021[1]	30,600	12,087
Antero Resources Corp. 5.375% 2021	4,750	3,824
Arch Coal, Inc. 7.00% 2019[6]	15,150	2
Arch Coal, Inc. 7.25% 2021[6]	2,450	—
Arch Coal, Inc., Term Loan B1, 6.25% 2018[2,3,4]	4,935	2,278
Baytex Energy Corp. 5.125% 2021[1]	6,450	4,547
Baytex Energy Corp. 5.625% 2024[1]	2,050	1,384
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	55,170	38,343
Bonanza Creek Energy, Inc. 6.75% 2021	26,650	16,256
Bonanza Creek Energy, Inc. 5.75% 2023	9,075	4,764
Chesapeake Energy Corp. 4.875% 2022	40,970	11,576
Chesapeake Energy Corp. 8.00% 2022[1]	6,208	3,073
Concho Resources Inc. 5.50% 2023	9,700	9,021
CONSOL Energy Inc. 5.875% 2022	54,375	33,984
Continental Resources Inc. 5.00% 2022	2,050	1,514
Denbury Resources Inc. 4.625% 2023	73,675	24,083
Diamond Offshore Drilling, Inc. 4.875% 2043	8,560	5,229
Enbridge Energy Partners, LP 4.375% 2020	5,830	5,696
Enbridge Energy Partners, LP 5.875% 2025	6,035	5,828
Enbridge Energy Partners, LP 7.375% 2045	13,055	12,544
Energy Transfer Partners, LP 7.50% 2020	7,100	6,603
Energy Transfer Partners, LP 5.875% 2024	24,250	19,885
Energy Transfer Partners, LP 4.75% 2026	3,400	2,932
Energy Transfer Partners, LP 5.50% 2027	12,100	9,256
Ensco PLC 5.75% 2044	18,995	12,548
American High-Income Trust — Page 7 of 21

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EP Energy Corp. 9.375% 2020	$51,925	$33,362
EP Energy Corp. 6.375% 2023	21,725	10,971
Genesis Energy, LP 6.75% 2022	24,860	21,255
Jupiter Resources Inc. 8.50% 2022[1]	85,350	34,567
Kinder Morgan, Inc. 4.30% 2025	9,375	8,119
Laredo Petroleum, Inc. 5.625% 2022	4,825	4,222
Matador Resources Co. 6.875% 2023	3,075	2,875
MPLX LP 4.50% 2023[1]	3,500	3,149
Murray Energy Corp. 11.25% 2021[1]	13,400	2,513
Murray Energy Corp., Term Loan B1, 7.00% 2017[2,3,4]	2,362	1,898
Murray Energy Corp., Term Loan B2, 7.50% 2020[2,3,4]	12,436	8,015
Newfield Exploration Co. 5.75% 2022	2,750	2,448
Newfield Exploration Co. 5.625% 2024	3,300	2,830
NGL Energy Partners LP 5.125% 2019	16,050	12,760
NGL Energy Partners LP 6.875% 2021	65,725	49,622
NGPL PipeCo LLC 7.119% 2017[1]	152,670	142,746
NGPL PipeCo LLC 9.625% 2019[1]	103,715	97,492
NGPL PipeCo LLC 7.768% 2037[1]	30,600	24,327
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	23,623	22,382
Noble Corp PLC 4.00% 2018	375	340
Noble Corp PLC 5.95% 2025	18,435	12,742
Noble Corp PLC 6.95% 2045	20,290	13,013
Oasis Petroleum Inc. 6.50% 2021	8,250	5,507
Oasis Petroleum Inc. 6.875% 2022	29,825	19,237
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,3]	4,961	1,836
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,3]	10,948	2,627
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,3]	15,056	3,463
ONEOK, Inc. 4.25% 2022	11,300	8,164
ONEOK, Inc. 7.50% 2023	3,100	2,589
PBF Energy Inc. 7.00% 2023[1]	9,050	8,835
PDC Energy Inc. 7.75% 2022	111,100	107,211
Peabody Energy Corp. 6.00% 2018	196,441	37,324
Peabody Energy Corp. 6.50% 2020	5,500	784
Peabody Energy Corp. 6.25% 2021	50,065	7,134
Peabody Energy Corp. 10.00% 2022[1]	5,000	975
Petrobras Global Finance Co. 6.25% 2024	3,715	2,675
Petrobras Global Finance Co. 6.85% 2115	11,500	7,504
Petrobras International Finance Co. 3.875% 2016	6,000	5,983
Petrobras International Finance Co. 5.75% 2020	4,030	3,174
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,3]	3,810	2,629
QGOG Constellation SA 6.25% 2019[1]	90,420	40,915
Range Resources Corp. 5.00% 2023	1,975	1,481
Range Resources Corp. 4.875% 2025[1]	34,950	26,693
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	27,065	27,336
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	1,935	1,717
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	32,200	29,034
Rice Energy Inc. 6.25% 2022	50,250	36,431
Rice Energy Inc. 7.25% 2023[1]	15,400	11,319
Sabine Pass Liquefaction, LLC 5.625% 2021	85,775	79,342
Sabine Pass Liquefaction, LLC 5.625% 2023	6,300	5,560
Sabine Pass Liquefaction, LLC 5.75% 2024	51,280	44,870
Sabine Pass Liquefaction, LLC 5.625% 2025[1]	44,125	37,506
Sabine Pass LNG, LP 7.50% 2016	1,500	1,500
Sabine Pass LNG, LP 6.50% 2020	1,500	1,463
American High-Income Trust — Page 8 of 21

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Samson Investment Co. 9.75% 2020	$8,950	$20
Samson Investment Co., Term Loan B, 5.00% 2018[2,3,4,8]	2,800	112
SandRidge Energy, Inc. 7.50% 2023	27,850	3,168
Seven Generations Energy Ltd. 6.75% 2023[1]	10,350	8,746
SM Energy Co. 5.625% 2025	41,950	27,792
Southwestern Energy Co. 4.95% 2025	8,660	5,467
Sunoco LP 5.50% 2020[1]	8,900	8,477
Targa Resources Corp. 4.125% 2019	18,085	15,146
Targa Resources Partners LP 6.75% 2024[1]	10,675	9,127
Teekay Corp. 8.50% 2020[1]	56,075	38,131
Teekay Corp. 8.50% 2020	47,130	32,048
Tesoro Logistics LP 5.50% 2019[1]	9,850	9,604
Tesoro Logistics LP 5.875% 2020	3,475	3,336
Tesoro Logistics LP 6.25% 2022[1]	8,535	8,130
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	10,295	7,798
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	5,870	5,450
Transocean Inc. 3.00% 2017	5,800	5,158
Transocean Inc. 7.13% 2021	19,570	12,696
Weatherford International PLC 4.50% 2022	19,365	13,967
Weatherford International PLC 6.75% 2040	7,525	5,315
Whiting Petroleum Corp. 5.00% 2019	3,900	2,964
Williams Companies, Inc. 3.70% 2023	12,975	8,976
WPX Energy Inc. 7.50% 2020	10,550	8,598
YPF Sociedad Anónima 8.50% 2025[1]	23,180	22,195
		1,656,147
Financials 7.89%
Ally Financial Inc. 8.00% 2020	7,050	8,055
Ally Financial Inc. 5.75% 2025	18,925	19,209
Ally Financial Inc. 8.00% 2031	36,027	42,512
Ally Financial Inc. 8.00% 2031	11,442	13,258
American International Group, Inc. 8.175% 2068	7,305	9,624
American Tower Corp. 7.25% 2019	3,019	3,419
Bank of America Corp., Series AA, 6.10% (undated)	26,145	26,537
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	2,550	2,598
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	4,100	4,177
Bank of Ireland 10.00% 2022	€7,000	10,208
BNP Paribas, convertible bonds, 7.375% 2049[1]	$25,250	25,944
Catlin Insurance Ltd., junior subordinated 7.249% (undated)[1]	30,275	24,144
CIT Group Inc. 4.25% 2017	13,000	13,325
CIT Group Inc. 3.875% 2019	33,355	33,272
CIT Group Inc., Series C, 5.50% 2019[1]	17,100	17,912
Citigroup Inc., Series P, 5.95% (undated)	33,367	32,157
Citigroup Inc. 4.45% 2027	6,920	6,894
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	5,000	4,989
Citigroup Inc., Series R, junior subordinated 6.125% (undated)	27,750	28,340
Communications Sales & Leasing, Inc. 6.00% 2023[1]	23,090	21,878
Communications Sales & Leasing, Inc. 8.25% 2023	25,563	21,920
Corrections Corporation of America 5.00% 2022	4,600	4,600
Credit Agricole SA, convertible bonds, 6.625% 2049	7,150	7,053
Credit Suisse Group AG, convertible bonds, 7.50% 2049[1]	5,175	5,456
Crescent Resources 10.25% 2017[1]	119,004	119,450
Crown Castle International Corp. 4.875% 2022	13,775	14,326
Crown Castle International Corp., Term Loan B-2, 3.00% 2021[2,3,4]	12,000	11,996
American High-Income Trust — Page 9 of 21

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 5.375% 2022	$3,600	$3,708
Equinix, Inc. 5.875% 2026	8,650	8,931
General Motors Acceptance Corp. 7.50% 2020	7,125	8,078
Genworth Financial, Inc., junior subordinated 6.15% 2066	17,500	4,813
Goldman Sachs Group, Inc., Series M, junior subordinated 5.375% (undated)	9,825	9,776
Icahn Enterprises Finance Corp. 3.50% 2017	35,600	35,867
Icahn Enterprises Finance Corp. 6.00% 2020	9,650	9,767
International Lease Finance Corp. 8.25% 2020	5,900	6,992
Intesa Sanpaolo SpA, convertible notes, 7.70% 2049[1]	3,950	4,031
Iron Mountain Inc. 6.00% 2020[1]	26,340	27,855
Iron Mountain Inc. 6.00% 2023	3,450	3,584
Iron Mountain Inc. 5.75% 2024	31,450	30,467
iStar Financial Inc. 4.00% 2017	45,325	44,554
iStar Financial Inc. 4.875% 2018	37,664	37,052
iStar Financial Inc. 5.00% 2019	25,520	24,882
iStar Financial Inc., Series B, 9.00% 2017	37,965	40,006
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	15,900	16,206
Liberty Mutual Group Inc., Series B, 7.00% 2067[1]	11,185	10,430
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	39,908	45,595
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1]	14,950	18,314
MetLife Capital Trust X, junior subordinated 9.25% 2068[1]	15,850	21,913
Morgan Stanley, Series J, 5.55% (undated)	1	1
MSCI Inc. 5.75% 2025[1]	4,000	4,110
National Financial Partners Corp. 9.00% 2021[1]	2,900	2,664
Newstar Financial Inc. 7.25% 2020	28,075	27,338
Nordea Bank AB, 5.50% (undated)[1]	4,500	4,494
Nordea Bank AB, 6.125% (undated)[1]	4,500	4,411
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	5,800	6,177
QBE Capital Funding III LP 7.25% 2041[1]	7,650	8,454
Realogy Corp. 4.50% 2019[1]	102,945	106,162
Realogy Corp. 5.25% 2021[1]	9,325	9,593
Realogy Corp., LOC, 4.40% 2016[2,3,4]	3,749	3,695
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1]	15,376	17,875
Ryman Hospitality Properties, Inc. 5.00% 2021	7,435	7,602
Ryman Hospitality Properties, Inc. 5.00% 2023	2,500	2,513
Société Générale 8.00% 2049[1]	3,700	3,768
Société Générale 8.25% 2049	4,035	4,287
Springleaf Finance Corp. 5.25% 2019	25,000	23,812
State Street Corp., junior subordinated, 5.25% 2049	12,850	12,930
UBS AG 6.875% (undated)	2,275	2,256
UBS AG 7.00% (undated)	2,130	2,258
UBS AG 7.125% (undated)	1,850	1,943
US Bancorp., junior subordinated 5.125% (undated)	12,610	12,685
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	8,625	8,970
ZFS Finance (USA) Trust II, junior subordinated, 6.45% 2065[1]	1,000	1,016
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[1]	17,350	17,740
		1,242,828
Materials 7.53%
Algoma Steel Inc., Term Loan B, 7.50% 2019[2,3,4]	14,850	3,713
ArcelorMittal 6.125% 2018	4,800	4,416
ArcelorMittal 10.85% 2019	4,475	4,218
ArcelorMittal 6.25% 2021	31,690	25,665
ArcelorMittal 6.125% 2025	11,250	8,241
American High-Income Trust — Page 10 of 21

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
ArcelorMittal 7.75% 2041	$93,610	$63,772
Ardagh Packaging Finance 9.125% 2020[1]	1,675	1,721
Ball Corp. 4.375% 2020	38,825	39,504
Berry Plastics Corp. 6.00% 2022[1]	2,600	2,659
Berry Plastics Corp. 5.125% 2023	11,500	11,213
BHP Billiton Finance Ltd. 6.25% 2075[1]	6,465	6,344
BHP Billiton Finance Ltd. 6.75% 2075[1]	7,045	6,816
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[1]	15,805	17,129
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[1]	6,945	7,674
Building Materials Corp. 6.00% 2025[1]	3,600	3,690
CEMEX Finance LLC 7.25% 2021[1]	3,075	2,967
CEMEX Finance LLC 9.375% 2022[1]	7,500	7,931
CEMEX SAB de CV 6.50% 2019[1]	2,700	2,612
Chemours Co. 6.625% 2023[1]	44,783	31,572
Chemours Co. 7.00% 2025[1]	38,515	26,383
Cliffs Natural Resources Inc. 8.25% 2020[1]	17,800	13,661
First Quantum Minerals Ltd. 6.75% 2020[1]	137,165	89,157
First Quantum Minerals Ltd. 7.00% 2021[1]	93,032	58,843
First Quantum Minerals Ltd. 7.25% 2022[1]	16,075	10,127
FMG Resources 9.75% 2022[1]	142,775	131,353
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	32,020	18,732
Georgia Gulf Corp. 4.625% 2021	10,757	9,937
Georgia Gulf Corp. 4.875% 2023	11,300	10,212
Graphic Packaging International, Inc. 4.75% 2021	10,390	10,650
Huntsman International LLC 4.875% 2020	16,875	15,483
JMC Steel Group Inc. 8.25% 2018[1]	109,495	73,088
LSB Industries, Inc. 7.75% 2019	45,195	37,738
Owens-Illinois, Inc. 5.00% 2022[1]	3,920	3,847
Owens-Illinois, Inc. 5.875% 2023[1]	6,820	6,935
Owens-Illinois, Inc. 5.375% 2025[1]	2,940	2,885
Owens-Illinois, Inc. 6.375% 2025[1]	3,885	3,999
Paperworks Industries Inc. 9.50% 2019[1]	9,946	9,150
Platform Specialty Products Corp. 10.375% 2021[1]	10,290	10,290
Platform Specialty Products Corp. 6.50% 2022[1]	2,005	1,744
Platform Specialty Products Corp., Term Loan B-1, 5.50% 2020[2,3,4]	9,250	8,980
Rayonier Advanced Materials Inc. 5.50% 2024[1]	53,267	42,347
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	4,750	4,613
Reynolds Group Inc. 9.875% 2019	9,350	9,432
Reynolds Group Inc. 5.75% 2020	146,985	149,879
Reynolds Group Inc. 6.875% 2021	2,150	2,220
Reynolds Group Inc. 8.25% 2021	1,700	1,645
Ryerson Inc. 9.00% 2017	53,855	41,738
Ryerson Inc. 11.25% 2018	42,846	32,134
Scotts Miracle-Gro Co. 6.00% 2023[1]	2,600	2,724
Sealed Air Corp. 4.875% 2022[1]	13,980	14,067
Smurfit Capital Funding PLC 7.50% 2025	9,965	11,534
Summit Materials, Inc. 6.125% 2023[1]	16,200	16,038
Summit Materials, Inc. 6.125% 2023	4,600	4,554
Tembec Industries Inc. 9.00% 2019[1]	22,015	14,420
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	12,355	13,058
Verso Paper Holdings LLC 11.75% 2019	2,970	460
Walter Energy, Inc. 9.50% 2019[1,8]	77,390	20,121
American High-Income Trust — Page 11 of 21

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Walter Energy, Inc. 11.00% 2020[1,5,8]	$7,725	$20
Walter Energy, Inc. 8.50% 2021[8]	6,000	16
		1,186,071
Information technology 3.87%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	3,635	3,735
Alcatel-Lucent USA Inc. 6.75% 2020[1]	21,926	23,187
Alcatel-Lucent USA Inc. 8.875% 2020[1]	34,990	37,221
Apple Inc. 4.375% 2045	7,350	7,434
Avago Technologies Ltd., Term Loan B, 4.25% 2022[2,3,4]	10,675	10,561
CommScope Holding Co., Inc. 4.375% 2020[1]	1,500	1,515
CommScope Holding Co., Inc. 5.00% 2021[1]	4,675	4,500
CommScope Inc. 5.50% 2024[1]	5,875	5,603
CommScope Inc. 6.00% 2025[1]	1,750	1,689
Compucom Systems Inc., 7.00% 2021[1]	12,825	5,579
First Data Corp. 6.75% 2020[1]	5,079	5,339
First Data Corp. 8.75% 2022[1,5]	12,723	13,310
First Data Corp. 5.375% 2023[1]	23,375	23,550
First Data Corp. 7.00% 2023[1]	173,350	173,783
First Data Corp. 5.75% 2024[1]	15,425	15,232
Freescale Semiconductor, Inc. 5.00% 2021[1]	55,925	57,463
Freescale Semiconductor, Inc. 6.00% 2022[1]	60,130	63,137
Hughes Satellite Systems Corp. 7.625% 2021	9,850	10,478
Infor Inc. 5.75% 2020[1]	17,825	18,003
Infor Software 7.125% 2021[1,5]	3,500	2,542
Informatica Corp. 7.125% 2023[1]	16,600	15,106
Nuance Communications, Inc. 5.375% 2020[1]	1,750	1,761
NXP BV and NXP Funding LLC 4.125% 2020[1]	7,000	7,018
NXP BV and NXP Funding LLC, Term Loan B, 3.75% 2020[2,3,4]	12,700	12,660
Qorvo, Inc. 7.00% 2025[1]	10,700	11,048
Sabre Holdings Corp. 5.25% 2023[1]	15,450	15,353
Serena Software, Inc., Term Loan B, 7.50% 2020[2,3,4]	58,668	57,715
SS&C Technologies Holdings Inc. 5.875% 2023[1]	2,850	2,950
VeriSign, Inc. 4.625% 2023	2,600	2,530
		610,002
Utilities 2.37%
AES Corp. 8.00% 2020	20,150	22,266
AES Corp. 7.375% 2021	35,925	36,823
AES Corp. 4.875% 2023	11,100	9,768
AES Corp. 5.50% 2024	18,325	16,447
AES Corp. 5.50% 2025	12,375	10,983
Calpine Corp. 6.00% 2022[1]	4,350	4,512
Calpine Corp. 5.375% 2023	35,040	31,624
Calpine Corp. 7.875% 2023[1]	2,266	2,425
Calpine Corp. 5.50% 2024	9,975	8,853
Dynegy Finance Inc. 6.75% 2019	28,555	26,984
Dynegy Finance Inc. 7.375% 2022	57,765	50,544
Dynegy Finance Inc. 7.625% 2024	52,180	44,864
Emgesa SA ESP 8.75% 2021	COP10,600,000	3,277
Enel Società per Azioni 8.75% 2073[1]	$23,830	27,255
Midwest Generation, LLC, Series B, 8.56% 2016[3,8]	1,507	1,502
NRG Energy, Inc. 7.625% 2018	4,375	4,583
NRG Energy, Inc. 6.25% 2022	26,430	23,060
American High-Income Trust — Page 12 of 21

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
NRG Energy, Inc. 6.625% 2023	$9,000	$7,852
Texas Competitive Electric Holdings, Term Loan Strip, 3.75% 2016[2,3,4]	11,287	11,231
TXU, Term Loan, 3.737% 2014[2,3,4,8]	5,802	1,704
TXU, Term Loan, 4.65% 2017[2,3,4,8]	86,979	26,719
		373,276
Consumer staples 0.71%
Albertson’s Holdings 7.75% 2022[1]	2,350	2,504
Central Garden & Pet Co. 6.125% 2023	8,225	8,348
Constellation Brands, Inc. 3.875% 2019	1,250	1,288
Constellation Brands, Inc. 6.00% 2022	8,225	9,068
Constellation Brands, Inc. 4.25% 2023	3,000	3,008
Constellation Brands, Inc. 4.75% 2025	8,400	8,578
Energizer SpinCo Inc. 5.50% 2025[1]	4,375	4,123
H.J Heinz Co. 4.875% 2025[1]	9,220	9,810
Ingles Markets, Inc. 5.75% 2023	5,550	5,564
JBS USA LLC 5.875% 2024[1]	7,365	6,702
Kronos Acquisition Holdings Inc. 9.00% 2023[1]	3,000	2,580
Post Holdings, Inc. 6.75% 2021[1]	5,150	5,266
Post Holdings, Inc. 7.75% 2024[1]	4,325	4,541
Post Holdings, Inc. 8.00% 2025[1]	6,250	6,641
Reynolds American Inc. 5.85% 2045	13,640	15,210
SUPERVALU Inc. 6.75% 2021	3,350	3,049
Tops Holding Corp. and Tops Markets, LLC 8.00% 2022[1]	15,400	15,246
		111,526
Total corporate bonds & notes		13,551,243
Bonds & notes of governments & government agencies outside the U.S. 0.91%
Ghana (Republic of) 7.875% 2023	31,705	25,158
Ghana (Republic of) 8.125% 2026[1,3]	7,365	5,781
Kenya (Rebulic of) 5.875% 2019[1]	1,985	1,881
Kenya (Republic of) 6.875% 2024[1]	27,455	24,160
Republic of Senegal 6.25% 2024[1]	11,675	10,449
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR165,125	9,709
United Mexican States Government, Series M20, 10.00% 2024	MXN180,000	13,174
Zambia (Republic of) 5.375% 2022	$31,295	22,775
Zambia (Republic of) 8.50% 2024	26,405	21,069
Zambia (Republic of) 8.97% 2027[1,3]	11,215	8,929
		143,085
U.S. Treasury bonds & notes 0.41% U.S. Treasury 0.41%
U.S. Treasury 6.25% 2023[9]	50,000	64,569
Total U.S. Treasury bonds & notes		64,569
Asset-backed obligations 0.13%
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.602% 2023[1,2,3]	8,165	8,156
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.571% 2023[1,2,3]	2,875	2,862
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.762% 2023[1,2,3]	6,110	6,093
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.644% 2023[1,2,3]	2,900	2,890
		20,001
American High-Income Trust — Page 13 of 21

unaudited
Bonds, notes & other debt instruments Municipals 0.04%	Principal amount (000)	Value (000)
Territory of Puerto Rico, Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	$9,980	$6,557
Total bonds, notes & other debt instruments (cost: $15,879,791,000)		13,785,455
Convertible bonds 0.95% Financials 0.51%
Banco Bilbao Vizcaya Argentaria, SA, convertible notes, 9.00% 2049	20,200	21,696
Lloyds Banking Group PLC, convertible notes, 7.00% 2049	£3,900	5,862
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	$50,009	53,385
		80,943
Information technology 0.16%
Liberty Media Corp., convertible notes, 3.50% 2031	48,500	25,240
Energy 0.01%
American Energy (Permian Basin), convertible notes, 8.00% 2022[1,5,6]	18,200	546
American Energy Utica, LLC, convertible notes, 3.50% 2021[1,5,6]	44,491	1,335
		1,881
Miscellaneous 0.27%
Other convertible bonds in initial period of acquisition		42,146
Total convertible bonds (cost: $192,850,000)		150,210
Convertible stocks 0.99% Industrials 0.25%	Shares
CEVA Group PLC, Series A-1, 3.622% convertible preferred[6,10]	47,121	29,451
CEVA Group PLC, Series A-2, 2.622% convertible preferred[6,10]	21,062	9,478
		38,929
Financials 0.16%
Weyerhaeuser Co., Series A, 6.375% convertible preferred	327,000	16,442
American Tower Corp., Series A, convertible preferred	78,000	7,976
		24,418
Utilities 0.13%
Exelon Corp., convertible preferred, units	525,100	21,251
Energy 0.05%
Chesapeake Energy Corporation 5.75% convertible preferred[1]	33,000	6,270
Chesapeake Energy Corporation 5.75% convertible preferred	9,000	1,710
		7,980
Miscellaneous 0.40%
Other convertible stocks in initial period of acquisition		62,472
Total convertible stocks (cost: $260,565,000)		155,050
American High-Income Trust — Page 14 of 21

unaudited
Preferred securities 0.24% Financials 0.24%	Shares	Value (000)
Morgan Stanley, Series I, depositary shares	758,000	$20,118
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	365,000	9,775
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	300,000	7,767
Total preferred securities (cost: $36,114,000)		37,660
Common stocks 2.04% Telecommunication services 0.62%
NII Holdings, Inc., Class B7,11	19,451,169	98,228
Consumer discretionary 0.60%
Cooper-Standard Holdings Inc.[7,11]	1,136,065	88,147
Ford Motor Co.	410,210	5,780
Five Star Travel Corp.[1,6,11]	83,780	2
Adelphia Recovery Trust, Series ACC-1[11]	10,643,283	—
Adelphia Recovery Trust, Series Arahova[6,11]	1,773,964	—
		93,929
Industrials 0.27%
CEVA Group PLC[1,6,11]	59,168	26,626
Delta Air Lines, Inc.	299,769	15,195
United Continental Holdings, Inc.[11]	22,981	1,317
Quad/Graphics, Inc., Class A	9,252	86
Atrium Corp.[1,6,11]	10,987	11
		43,235
Financials 0.23%
Outfront Media Inc.	660,645	14,422
Citigroup Inc.	205,574	10,638
American Tower Corp.	107,087	10,382
EME Reorganization Trust	41,998,595	420
		35,862
Health care 0.09%
Rotech Healthcare Inc.[6,7,11]	1,916,276	14,391
Energy 0.00%
Gener8 Maritime, Inc.[11]	12,599	119
Petroplus Holdings AG6,11	3,360,000	—
		119
Miscellaneous 0.23%
Other common stocks in initial period of acquisition		35,690
Total common stocks (cost: $558,575,000)		321,454
Rights & warrants 0.01% Consumer discretionary 0.01%
Cooper-Standard Holdings Inc., warrants, expire 2017[7,11]	48,411	2,310
Liberman Broadcasting, Inc., warrants, expire 2022[6,10,11]	10	—
		2,310
American High-Income Trust — Page 15 of 21

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Rights & warrants Energy 0.00%	Shares	Value (000)
Gener8 Maritime, Inc., warrants, expire 2017[1,6,11]	19,483	$—
Total rights & warrants (cost: $5,447,000)		2,310
Short-term securities 6.31%	Principal amount (000)
Apple Inc. 0.15% due 1/7/2016–1/22/2016[1]	$ 46,000	45,994
CAFCO, LLC 0.50% due 3/16/2016	6,000	5,996
Caterpillar Financial Services Corp. 0.22% due 2/17/2016	50,000	49,975
Chevron Corp. 0.18% due 1/13/2016[1]	29,600	29,597
Federal Home Loan Bank 0.14%–0.50% due 1/22/2016–6/13/2016	642,200	641,949
Freddie Mac 0.24%–0.46% due 1/5/2016–4/13/2016	79,000	78,962
Google Inc. 0.15% due 1/21/2016[1]	21,900	21,897
Paccar Financial Corp. 0.40% due 2/16/2016	10,400	10,395
Pfizer Inc 0.20% due 2/1/2016[1]	25,000	24,994
Qualcomm Inc. 0.18% due 1/20/2016[1]	25,000	24,995
Regents of the University of California 0.18% due 1/25/2016	25,000	24,996
U.S. Treasury Bills 0.18% due 1/14/2016	34,100	34,099
Total short-term securities (cost: $993,745,000)		993,849
Total investment securities 98.02% (cost: $17,927,087,000)		15,445,988
Other assets less liabilities 1.98%		312,348
Net assets 100.00%		$15,758,336
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $74,652,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	1/29/2016	HSBC Bank	$9,009	€8,300	$(17)
Mexican pesos	1/8/2016	JPMorgan Chase	$5,466	MXN90,825	199
Mexican pesos	1/8/2016	Citibank	$2,082	MXN34,575	77
South African rand	1/29/2016	Bank of America, N.A.	$9,298	ZAR142,000	165
					$424
American High-Income Trust — Page 16 of 21

unaudited
Interest rate swaps

The fund has entered into an interest rate swap as shown in the following table. The average month-end notional amount of interest rate swaps while held was $194,102,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Pay	LCH	3-month USD-LIBOR	1.2215%	5/8/2018	$30,000	$19
Pay	LCH	3-month USD-LIBOR	2.197	7/22/2021	20,000	(438)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.39	9/12/2025	MXN478,000	(71)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.52	9/12/2025	478,000	(356)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.5	9/12/2025	992,000	(649)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.435	9/15/2025	774,000	(272)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.485	9/16/2025	270,000	(156)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.495	9/17/2025	458,000	(285)
Pay	LCH	3-month USD-LIBOR	2.7575	5/22/2045	$10,000	(311)
Pay	LCH	3-month USD-LIBOR	2.883	6/22/2045	4,000	(232)
						$(2,751)
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $77,300,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (received) (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
NA HY Series 21	ICE	5.00%	12/20/2018	$17,280	$(1,204)	$1,037	$(167)
NA HY Series 22	ICE	5.00	6/20/2019	27,840	(2,972)	2,168	(804)
NA HY Series 25	ICE	5.00	12/20/2020	32,000	474	(77)	397
							$(574)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2015, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Interest income (000)	Value of affiliates at 12/31/2015 (000)
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,2,3,4,5]	$54,762,603	$1,539,437	—	$56,302,040	$—	$50,351
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,4,5]	$25,382,000	—	$64,750	$25,317,250	—	24,890
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,4,5]	$20,825,000	—	—	$20,825,000	532	20,721
Rotech Healthcare Inc.[5,6]	1,916,276	—	—	1,916,276	—	14,391
NII Holdings, Inc., Class B6	19,451,169	—	—	19,451,169	—	98,228
Cooper-Standard Holdings Inc.[6]	1,659,993	—	523,928	1,136,065	—	88,147
Cooper-Standard Holdings Inc., warrants, expire 2017[6]	48,411	—	—	48,411	—	2,310
					$532	$299,038

American High-Income Trust — Page 17 of 21

unaudited
1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
4Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $814,025,000, which represented 5.11% of the net assets of the fund.
5Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $215,484,000, which represented 1.37% of the net assets of the fund.
6Security did not produce income during the last 12 months.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,199,626,000, which represented 45.69% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $814,025,000, which represented 5.11% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $215,484,000, which represented 1.37% of the net assets of the fund.
[7]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[8]	Scheduled interest and/or principal payment was not received.
[9]	A portion of this security was pledged as collateral. The total value of pledged collateral was $15,768,000, which represented .10% of the net assets of the fund.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.622% convertible preferred	5/2/2013-8/22/2014	$47,776	$29,451.19%
CEVA Group PLC, Series A-2, 2.622% convertible preferred	5/2/2013	20,349	9,478.06
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012-11/26/2014	—	—	.00
Total private placement securities		$68,125	$38,929.25%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 18 of 21

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American High-Income Trust — Page 19 of 21

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$13,442,283	$108,960	$13,551,243
Bonds & notes of governments & government agencies outside the U.S.	—	143,085	—	143,085
U.S. Treasury bonds & notes	—	64,569	—	64,569
Asset-backed obligations	—	20,001	—	20,001
Municipals	—	6,557	—	6,557
Convertible bonds	—	150,210	—	150,210
Convertible stocks	116,121	38,929	—	155,050
Preferred securities	27,885	9,775	—	37,660
Common stocks	255,740	26,626	39,088	321,454
Rights & warrants	2,310	—	—	2,310
Short-term securities	—	993,849	—	993,849
Total	$402,056	$14,895,884	$148,048	$15,445,988

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$441	$—	$441
Unrealized appreciation on interest rate swaps	—	19	—	19
Unrealized appreciation on credit default swaps	—	397	—	397
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(17)	—	(17)
Unrealized depreciation on interest rate swaps	—	(2,770)	—	(2,770)
Unrealized depreciation on credit default swaps	—	(971)	—	(971)
Total	$—	$(2,901)	$—	$(2,901)
*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
American High-Income Trust — Page 20 of 21

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$143,378
Gross unrealized depreciation on investment securities	(2,750,857)
Net unrealized depreciation on investment securities	(2,607,479)
Cost of investment securities	18,053,467

Key to abbreviations and symbols
Auth. = Authority
CLO = Collateralized loan obligation
CME = CME Group Inc.
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
Ref. = Refunding
Rev. = Revenue
COP = Colombian pesos
€ = Euros
£ = British pounds
MXN = Mexican pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-021-0216O-S49183	American High-Income Trust — Page 21 of 21

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 26, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 26, 2016